Real Estate Facilities - Schedule of Activity in Real Estate Facilities (Parenthetical) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) Property		Dec. 31, 2021 USD ($) ft² StorageFacility
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Improvements and additions	$ 8,237,964	$ 8,224,603	[1]	$ 12,151,893	[2]
Property acquired | Property		4
Solar panel installation cost		$ 1,000,000
Acquisition of Self Storage Facility Riverview
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Improvements and additions				$ 2,300,000
Number of units added to existing self storage facility | StorageFacility				150
Florida | Acquisition of Self Storage Facility Riverview
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Rentable area added to existing self storage facility | ft²				25,400

[1]	Included herein consists of approximately $1.0 million of solar panel installations, the remainder being comprised of other general capital improvements.
[2]	Included herein is an addition to our Riverview, Florida property of approximately $2.3 million, which added approximately 25,400 net rentable square feet and approximately 150 additional units, and opened in June of 2021. The remainder consists primarily of solar panel installations, LED lighting conversions, and other general capital improvements.